[Letterhead of Seward & Kissel LLP]

May 16, 2005

FILING DESK

Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:    Aries Maritime Transport Limited

Ladies and Gentlemen:

We enclose for filing the Registration Statement on Form F-1, including exhibits, of Aries Maritime Transport Limited (the “Company”). The Registration Statement relates to the Company’s proposed offering of shares of the Company’s common stock, par value $0.01 per share.

We have wire transferred the sum of $32,485 in payment of the filing fee.

If you have any questions or comments concerning the foregoing, please feel free to telephone Gary Wolfe (212-574-1223) or Robert Lustrin (212-574-1420).

Very truly yours,

SEWARD & KISSEL LLP

By:	/S/ GARY J. WOLFE
Gary J. Wolfe
Partner

Enclosures